Aristotle Short Duration Income Fund
Schedule of Investments
June 30, 2026 (Unaudited)

CORPORATE BONDS - 54.0%	Par	Value
Communications - 2.2%
Meta Platforms, Inc.
4.20%, 11/15/2030	$ 2,950,000	$ 2,904,406
4.55%, 05/15/2031	1,850,000	1,840,567
NTT Finance Corp., 4.62%, 07/16/2028 (a)	3,350,000	3,342,264
Space Exploration Technologies Corp., 5.35%, 07/15/2031 (a)	6,250,000	6,235,324
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028 (a)	3,016,300	3,024,890
VeriSign, Inc., 5.10%, 07/15/2031	2,100,000	2,106,734
		19,454,185

Consumer Discretionary - 5.8%
Air Canada 2017-1 Class AA Pass Through Trust, Series 2017-1, 3.30%, 01/15/2030 (a)(b)	1,493,800	1,421,394
American Airlines 2015-2 Class AA Pass Through Trust, 3.60%, 09/22/2027	4,938,509	4,867,855
American Airlines 2016-3 Class A Pass Through Trust, Series 2016-3, 3.25%, 10/15/2028	4,008,323	3,831,905
American Airlines 2016-3 Class AA Pass Through Trust, Series 2016-3, 3.00%, 10/15/2028 (b)	5,166,616	5,007,087
British Airways 2019-1 Class A Pass Through Trust, Series PTT, 3.35%, 06/15/2029 (a)	1,953,071	1,896,472
Delta Air Lines 2015-1 Class AA Pass Through Trust, Series 2015-1, 3.63%, 07/30/2027	1,152,583	1,138,609
Ford Motor Credit Co. LLC, 2.70%, 08/10/2026	1,775,000	1,771,215
General Motors Financial Co., Inc.
5.55%, 07/15/2029	4,250,000	4,337,984
4.60%, 01/08/2031	2,450,000	2,417,158
Hilton Domestic Operating Co., Inc., 5.50%, 09/15/2031 (a)	2,700,000	2,708,405
Hyundai Capital America, 4.88%, 11/01/2027 (a)	5,000,000	5,013,983
Las Vegas Sands Corp.
5.90%, 06/01/2027	3,150,000	3,179,831
5.30%, 05/15/2031	1,200,000	1,195,762
Mobility Global, Inc., 5.05%, 06/15/2029 (a)	3,550,000	3,556,694
United Airlines 2014-2 Class A Pass Through Trust, Series A, 3.75%, 09/03/2026	4,596,990	4,594,335
United Airlines 2016-1 Class AA Pass Through Trust, Series AA, 3.10%, 07/07/2028	2,251,734	2,206,322
Volkswagen Group of America Finance LLC, 4.45%, 09/11/2027 (a)	2,000,000	1,993,939
		51,138,950

Consumer Staples - 0.9%
Bacardi Ltd. / Bacardi-Martini BV, 5.25%, 01/15/2029 (a)	3,000,000	3,024,409
Maple Parent Holdings Corp.
4.75%, 03/26/2029 (a)	3,500,000	3,498,343
5.05%, 03/26/2031 (a)	1,050,000	1,049,432
		7,572,184

Energy - 2.8%
Enbridge, Inc., 4.85%, 03/27/2031	4,000,000	3,997,832
Energy Transfer LP
6.10%, 12/01/2028	1,500,000	1,547,489
5.25%, 07/01/2029	3,000,000	3,043,525
Rio Grande LNG LLC, 5.25%, 06/30/2031 (a)	3,800,000	3,800,340
Targa Resources Corp., 6.15%, 03/01/2029	3,000,000	3,107,172
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029 (a)	9,450,000	9,018,958
		24,515,316

Financials - 26.1% (c)
Aspen Insurance Holdings Ltd., 5.75%, 07/01/2030	5,750,000	5,899,695
Athene Global Funding
5.58%, 01/09/2029 (a)	2,150,000	2,181,440

5.13%, 06/01/2029 (a)	2,800,000	2,805,997
Atlas Warehouse Lending Co. LP
6.05%, 01/15/2028 (a)	3,100,000	3,141,086
4.63%, 11/15/2028 (a)	5,250,000	5,180,320
Banco Santander SA
5.37% to 07/15/2027 then 1 yr. CMT Rate + 0.95%, 07/15/2028	2,800,000	2,822,819
4.55%, 11/06/2030	2,200,000	2,165,559
Bank of America Corp.
4.98% to 01/24/2028 then SOFR + 0.83%, 01/24/2029	4,850,000	4,877,279
4.62% (SOFR + 1.11%), 05/09/2029	3,000,000	2,999,245
4.48% (SOFR + 0.87%), 04/23/2030	4,500,000	4,472,204
5.16% to 01/24/2030 then SOFR + 1.00%, 01/24/2031	4,725,000	4,789,889
Banque Federative du Credit Mutuel SA, 4.54%, 01/15/2031 (a)	3,800,000	3,738,615
Barclays PLC, 5.09% to 02/25/2028 then SOFR + 0.96%, 02/25/2029	1,600,000	1,609,209
BNP Paribas SA
4.40%, 08/14/2028 (a)	300,000	298,057
4.79% to 05/09/2028 then SOFR + 1.45%, 05/09/2029 (a)	5,150,000	5,155,296
4.89% to 06/30/2029 then SOFR + 0.94%, 06/30/2030 (a)	1,250,000	1,250,011
BPCE SA, 4.76% to 01/13/2031 then SOFR + 1.27%, 01/13/2032 (a)	3,000,000	2,957,945
Capital One Financial Corp., 5.46% (SOFR + 1.56%), 07/26/2030	2,800,000	2,846,450
Citibank NA, 4.55% to 06/18/2028 then SOFR + 0.60%, 06/18/2029	4,250,000	4,246,071
Cooperatieve Rabobank UA, 4.66% to 08/22/2027 then 1 yr. CMT Rate + 1.75%, 08/22/2028 (a)	750,000	751,169
Credit Agricole SA
5.23% to 01/09/2028 then SOFR + 1.13%, 01/09/2029 (a)	3,250,000	3,275,737
4.66% to 01/12/2031 then SOFR + 1.17%, 01/12/2032 (a)	3,750,000	3,691,959
Danske Bank AS
5.43% to 03/01/2027 then 1 yr. CMT Rate + 0.95%, 03/01/2028 (a)	3,000,000	3,019,392
4.42% to 09/12/2030 then 1 yr. CMT Rate + 0.85%, 09/12/2031 (a)	4,800,000	4,703,279
5.00% to 03/27/2031 then 1 yr. CMT Rate + 0.98%, 03/27/2032 (a)	1,400,000	1,399,986
Equinix Asia Financing Corp. Pte Ltd., 4.40%, 03/15/2031	2,800,000	2,737,645
Extra Space Storage LP, 5.70%, 04/01/2028	1,700,000	1,730,246
Federation des Caisses Desjardins du Quebec, 4.57%, 08/26/2030 (a)	3,125,000	3,109,323
Fidelity National Information Services, Inc., 4.55%, 03/10/2029	4,900,000	4,863,032
Global Payments, Inc., 4.50%, 11/15/2028	3,600,000	3,557,803
GLP Capital LP / GLP Financing II, Inc., 5.75%, 06/01/2028	1,125,000	1,138,175
Goldman Sachs Group, Inc.
4.15% to 10/21/2028 then SOFR + 0.90%, 10/21/2029	3,500,000	3,451,040
4.59% (SOFR + 0.99%), 04/20/2030	5,900,000	5,867,463
5.73% to 04/25/2029 then SOFR + 1.27%, 04/25/2030	6,300,000	6,457,518
4.69% to 10/23/2029 then SOFR + 1.14%, 10/23/2030	1,450,000	1,443,437
HSBC Holdings PLC
5.55% to 03/04/2029 then SOFR + 1.46%, 03/04/2030	3,550,000	3,613,649
4.40% to 03/10/2029 then SOFR + 0.99%, 03/10/2030	2,700,000	2,671,712
Intesa Sanpaolo SpA, 5.00% to 06/29/2029 then 1 yr. CMT Rate + 0.80%, 06/29/2030 (a)	2,900,000	2,903,821
JPMorgan Chase & Co.
5.04% to 01/23/2027 then SOFR + 1.19%, 01/23/2028	1,450,000	1,454,664
5.57% to 04/22/2027 then SOFR + 0.93%, 04/22/2028	2,995,000	3,020,387
4.32% to 04/26/2027 then SOFR + 1.56%, 04/26/2028	2,000,000	1,996,668
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028	2,000,000	1,999,767
4.92% to 01/24/2028 then SOFR + 0.80%, 01/24/2029	2,450,000	2,462,312
5.01% to 01/23/2029 then SOFR + 1.31%, 01/23/2030	2,150,000	2,164,826
4.41% (SOFR + 0.82%), 04/23/2030	5,300,000	5,255,608
3.70% to 05/06/2029 then 3 mo. Term SOFR + 1.42%, 05/06/2030	4,000,000	3,890,692
Kite Realty Group Trust, 4.75%, 09/15/2030	4,300,000	4,282,637
Lloyds Banking Group PLC, 4.82% to 06/13/2028 then 1 yr. CMT Rate + 0.83%, 06/13/2029	800,000	801,209
LPL Holdings, Inc., 5.70%, 05/20/2027	2,000,000	2,015,538
Metropolitan Life Global Funding I, 4.35%, 01/12/2031 (a)(b)	1,400,000	1,378,830
Morgan Stanley
4.99% (SOFR + 1.38%), 04/12/2029	10,000,000	10,055,963
4.13% to 10/18/2028 then SOFR + 0.91%, 10/18/2029	5,500,000	5,425,512

5.66% to 04/18/2029 then SOFR + 1.26%, 04/18/2030	3,125,000	3,192,714
4.49% to 01/16/2031 then SOFR + 0.95%, 01/16/2032	750,000	735,589
Morgan Stanley Bank NA
5.02% to 01/12/2028 then SOFR + 0.91%, 01/12/2029	1,500,000	1,509,392
4.79% to 05/10/2029 then SOFR + 0.97%, 05/10/2030	1,000,000	1,001,123
Nippon Life Insurance Co., 4.75%, 04/02/2031 (a)	3,800,000	3,785,618
Principal Life Global Funding II
4.80%, 01/09/2028 (a)	5,000,000	5,019,924
4.45%, 01/13/2031 (a)	1,850,000	1,822,549
Royal Bank of Canada
4.97% to 01/24/2028 then SOFR + 0.83%, 01/24/2029	3,850,000	3,872,809
4.50% to 08/06/2028 then SOFR + 0.89%, 08/06/2029	3,250,000	3,239,704
Santander UK Group Holdings PLC, 4.32% to 09/22/2028 then SOFR + 1.07%, 09/22/2029	1,500,000	1,484,590
UBS Group AG
5.43% to 02/08/2029 then 1 yr. CMT Rate + 1.52%, 02/08/2030 (a)	2,400,000	2,434,384
4.21% to 04/10/2029 then SOFR + 0.84%, 04/10/2030 (a)	900,000	885,315
3.13% to 08/13/2029 then 3 mo. LIBOR USD + 1.47%, 08/13/2030 (a)(d)	1,900,000	1,804,375
5.62% to 09/13/2029 then 1 yr. SOFR Swap Rate USD + 1.34%, 09/13/2030 (a)	4,300,000	4,401,606
US Bank NA, 4.73% to 05/15/2027 then SOFR + 0.91%, 05/15/2028	2,250,000	2,255,451
VICI Properties LP, 4.75%, 04/01/2028	6,300,000	6,296,717
Wells Fargo & Co.
4.97% (SOFR + 1.37%), 04/23/2029	6,100,000	6,130,683
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	3,850,000	3,915,415
4.18% (SOFR + 0.74%), 01/23/2030	7,000,000	6,909,106
		230,725,250

Health Care - 1.3%
180 Medical, Inc., 3.88%, 10/15/2029 (a)	3,075,000	2,950,142
Cigna Group, 4.50%, 09/15/2030	3,000,000	2,982,163
HCA, Inc., 4.30%, 11/15/2030 (b)	3,700,000	3,620,158
IQVIA, Inc., 5.70%, 05/15/2028	2,000,000	2,033,260
		11,585,723

Industrials - 3.5%
Element Fleet Management Corp., 4.80%, 05/29/2029 (a)	4,800,000	4,789,224
Fedex Freight Holding Co., Inc., 4.30%, 03/15/2029 (a)	5,000,000	4,933,461
Hexcel Corp., 4.90%, 05/15/2031	1,000,000	997,241
Lennox International, Inc., 5.50%, 09/15/2028	3,450,000	3,507,975
Molex Electronic Technologies LLC, 4.75%, 04/30/2028 (a)	3,375,000	3,379,611
Nordson Corp., 4.50%, 12/15/2029	3,975,000	3,949,437
nVent Finance Sarl, 4.55%, 04/15/2028	1,170,000	1,165,605
Regal Rexnord Corp., 6.05%, 04/15/2028	1,953,000	1,994,870
Weir Group, Inc., 5.35%, 05/06/2030 (a)	1,850,000	1,866,810
WSP Global, Inc., 5.04%, 09/18/2031 (a)	4,600,000	4,569,704
		31,153,938

Materials - 0.3%
Glencore Funding LLC, 4.90%, 07/01/2031 (a)	2,800,000	2,801,367

Technology - 4.9%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)	6,800,000	6,636,305
Concentrix Corp., 6.50%, 03/01/2029 (b)	4,950,000	4,773,010
Hewlett Packard Enterprise Co.
4.60%, 03/23/2029	1,000,000	998,602
4.55%, 10/15/2029	3,500,000	3,480,194
Intel Corp., 4.65%, 06/01/2031	1,650,000	1,634,502
Jabil, Inc., 5.45%, 02/01/2029	2,000,000	2,032,202
Microchip Technology, Inc., 4.90%, 03/15/2028	5,000,000	5,026,767

NXP BV / NXP Funding LLC / NXP USA, Inc., 4.30%, 08/19/2028	2,100,000	2,084,821
Oracle Corp.
4.55%, 02/04/2029	2,300,000	2,267,720
4.45%, 09/26/2030	4,650,000	4,490,402
Salesforce, Inc., 4.65%, 03/15/2029	5,635,000	5,632,810
TD SYNNEX Corp., 4.30%, 01/17/2029	3,900,000	3,851,911
		42,909,246

Utilities - 6.2%
AES Corp., 5.20%, 07/15/2029	2,800,000	2,816,440
American Water Capital Corp., 4.63%, 06/01/2029	2,000,000	2,001,499
Commonwealth Edison Co., 4.55%, 06/01/2031	2,800,000	2,782,946
Constellation Energy Generation LLC, 4.40%, 01/15/2031	3,100,000	3,048,501
DTE Energy Co., 5.10%, 03/01/2029	1,800,000	1,820,809
ENEL Finance International NV, 4.13%, 09/30/2028 (a)	4,500,000	4,447,132
Evergy Missouri West, Inc., 4.70%, 05/21/2029 (a)	900,000	899,409
Evergy, Inc., 4.25%, 03/15/2029	950,000	939,485
Jersey Central Power & Light Co., 4.60%, 01/15/2030 (a)	2,650,000	2,633,260
Monongahela Power Co., 4.45%, 08/15/2029 (a)	2,600,000	2,586,995
Nevada Power Co., 2.40%, 05/01/2030	1,963,000	1,811,242
NRG Energy, Inc., 4.96%, 04/30/2031 (a)	1,050,000	1,038,745
OGE Energy Corp., 5.45%, 05/15/2029	1,650,000	1,681,442
Pinnacle West Capital Corp., 4.90%, 05/15/2028	4,200,000	4,216,519
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	10,000,000	10,260,436
Southern California Edison Co., 4.95%, 09/15/2031	1,700,000	1,696,753
Southern Power Co., 4.25%, 10/01/2030	1,850,000	1,817,971
Southwestern Electric Power Co., 4.10%, 09/15/2028	3,633,000	3,591,884
Virginia Power Fuel Securitization LLC, 5.09%, 05/01/2027	577,077	578,253
Vistra Operations Co. LLC, 4.55%, 10/30/2028 (a)	3,000,000	2,981,266
Xcel Energy, Inc., 4.75%, 03/21/2028	1,600,000	1,605,094
		55,256,081
TOTAL CORPORATE BONDS (Cost $477,215,684)		477,112,240

ASSET-BACKED SECURITIES - 14.4%	Par	Value
AmeriCredit Automobile Receivables Trust, Series 2025-1, Class A2A, 4.22%, 03/19/2029 (a)	977,203	976,502
Amur Equipment Finance Receivables LLC, Series 2025-1A, Class A2, 4.70%, 09/22/2031 (a)	562,089	563,495
Carvana Auto Receivables Trust, Series 2024-P2, Class XS, 0.00%, 06/10/2031 (a)(e)(f)	141,103,660	854,806
Crockett Partners Equipment Co. II LLC, Series 2024-2M, Class A, 5.70%, 12/20/2032 (a)	1,102,989	1,099,894
DailyPay LLC, Series 2025-1A, Class A, 5.63%, 06/26/2028 (a)	900,000	901,686
Flagship Credit Auto Trust
Series 2022-1, Class C, 3.06%, 03/15/2028 (a)	182,213	182,058
Series 2023-3, Class B, 5.64%, 07/16/2029 (a)	3,232,664	3,232,395
Series 2024-1, Class A3, 5.48%, 10/16/2028 (a)	938,471	939,279
FNA Trust, Series 2026-1, Class A, 5.51%, 04/16/2046 (a)(g)	1,209,772	1,204,804
Ford Credit Auto Owner Trust
Series 2024-1, Class A, 4.87%, 08/15/2036 (a)(h)	3,300,000	3,329,529
Series 2024-A, Class B, 5.26%, 11/15/2029	3,000,000	3,020,576
GreenSky LLC
Series 2025-1A, Class A2, 5.12%, 03/25/2060 (a)	96,643	96,749
Series 2025-2A, Class A2, 4.93%, 06/25/2060 (a)	182,032	182,188
Hilton Grand Vacations, Inc.
Series 2020-AA, Class A, 2.74%, 02/25/2039 (a)	51,414	50,739
Series 2022-2A, Class A, 4.30%, 01/25/2037 (a)	389,178	382,801
Series 2023-1A, Class A, 5.72%, 01/25/2038 (a)	824,904	830,382
Series 2024-1B, Class A, 5.75%, 09/15/2039 (a)	454,691	457,274
Series 2024-2A, Class A, 5.50%, 03/25/2038 (a)	1,392,265	1,408,810
Lendbuzz Securitization Trust
Series 2024-2A, Class A2, 5.99%, 05/15/2029 (a)	1,255,522	1,260,735
Series 2025-1A, Class A2, 5.10%, 10/15/2030 (a)	796,208	796,485

Marriott Vacations Worldwide Corp.
Series 2020-1A, Class A, 1.74%, 10/20/2037 (a)	83,497	83,248
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (a)	271,392	260,931
Series 2022-1A, Class A, 4.15%, 11/21/2039 (a)	228,632	225,206
Metronet Systems Holdings LLC, Series 2026-1A, Class A2, 5.27%, 04/20/2056 (a)	2,000,000	2,000,439
MVW Owner Trust
Series 2024-1A, Class A, 5.32%, 02/20/2043 (a)	2,312,781	2,312,012
Series 2024-2A, Class A, 4.43%, 03/20/2042 (a)	2,191,317	2,177,836
Navient Student Loan Trust
Series 2018-DA, Class A2A, 4.00%, 12/15/2059 (a)	236,863	234,659
Series 2019-BA, Class A2A, 3.39%, 12/15/2059 (a)	349,894	342,928
Series 2019-EA, Class A2A, 2.64%, 05/15/2068 (a)	218,828	215,952
Series 2019-FA, Class A2, 2.60%, 08/15/2068 (a)	1,930,958	1,860,486
Series 2019-GA, Class A, 2.40%, 10/15/2068 (a)	2,085,226	2,024,716
Series 2020-1A, Class A1B, 4.79% (30 day avg SOFR US + 1.16%), 06/25/2069 (a)	1,104,858	1,113,697
Series 2020-2A, Class A1A, 1.32%, 08/26/2069 (a)	1,710,138	1,395,625
Series 2020-A, Class A2A, 2.46%, 11/15/2068 (a)	266,193	250,673
Series 2020-BA, Class A2, 2.12%, 01/15/2069 (a)	2,896,189	2,745,832
Series 2020-DA, Class A, 1.69%, 05/15/2069 (a)	3,370,599	3,198,333
Series 2020-EA, Class A, 1.69%, 05/15/2069 (a)	6,253,599	5,804,653
Series 2020-FA, Class A, 1.22%, 07/15/2069 (a)	326,811	307,521
Series 2020-GA, Class A, 1.17%, 09/16/2069 (a)	269,386	252,399
Series 2020-HA, Class A, 1.31%, 01/15/2069 (a)	3,958,777	3,721,796
Series 2021-1A, Class A1B, 4.34% (30 day avg SOFR US + 0.71%), 12/26/2069 (a)	789,386	780,416
Series 2021-2A, Class A1B, 4.29% (30 day avg SOFR US + 0.66%), 02/25/2070 (a)	1,628,722	1,610,327
Series 2021-A, Class A, 0.84%, 05/15/2069 (a)	4,392,571	4,009,470
Series 2021-BA, Class A, 0.94%, 07/15/2069 (a)	1,471,820	1,328,729
Series 2021-CA, Class A, 1.06%, 10/15/2069 (a)	11,140,791	9,966,939
Series 2021-FA, Class A, 1.11%, 02/18/2070 (a)	2,933,240	2,587,072
Series 2021-GA, Class A, 1.58%, 04/15/2070 (a)	2,217,057	1,982,729
Series 2022-A, Class A, 2.23%, 07/15/2070 (a)	1,454,767	1,315,309
Series 2022-BA, Class A, 4.16%, 10/15/2070 (a)	4,419,796	4,284,121
Series 2023-A, Class A, 5.51%, 10/15/2071 (a)	1,695,609	1,713,939
Series 2024-A, Class A, 5.66%, 10/15/2072 (a)	4,420,832	4,485,530
Series 2025-A, Class A, 5.02%, 07/15/2055 (a)	909,208	897,287
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (a)	951,806	904,530
Pagaya AI Debt Selection Trust
Series 2024-11, Class B, 5.64%, 07/15/2032 (a)	417,364	417,962
Series 2025-3, Class A2, 5.37%, 12/15/2032 (a)	2,504,155	2,504,826
Series 2025-3, Class B, 6.06%, 12/15/2032 (a)	2,549,483	2,559,162
QTS Issuer ABS LLC, Series 2025-1A, Class A2, 5.44%, 05/25/2055 (a)	2,950,000	2,929,240
Reach Financial LLC, Series 2025-1A, Class A, 4.96%, 08/16/2032 (a)	235,945	236,413
Research-Driven Pagaya Motor Asset Trust, Series 2025-1A, Class A, 5.04%, 06/27/2033 (a)	1,092,548	1,091,287
Santander Consumer USA Holdings, Inc.
Series 2024-5, Class A3, 4.62%, 11/15/2028	542,297	542,537
Series 2024-5, Class C, 4.78%, 01/15/2031	725,000	725,816
Series 2025-1, Class A3, 4.74%, 01/16/2029	1,315,823	1,317,134
Series 2025-1, Class B, 4.88%, 03/17/2031	5,000,000	5,010,581
Series 2025-2, Class A2, 4.71%, 06/15/2028	85,847	85,844
Series 2025-3, Class A2, 4.63%, 10/16/2028	950,540	951,143
Santander Holdings USA, Inc., Series 2024-A, Class B, 5.62%, 06/15/2032 (a)	119,938	120,535
SBNA Auto Receivables Trust 2024-A, Series 2024-A, Class B, 5.29%, 09/17/2029 (a)	1,000,000	1,005,990
SMB Private Education Loan Trust
Series 2018-A, Class A2A, 3.50%, 02/15/2036 (a)	47,941	47,674
Series 2018-B, Class A2A, 3.60%, 01/15/2037 (a)	163,613	162,766
Series 2018-C, Class A2A, 3.63%, 11/15/2035 (a)	205,954	204,248
Series 2019-A, Class A2A, 3.44%, 07/15/2036 (a)	546,248	541,351
Series 2020-B, Class A1A, 1.29%, 07/15/2053 (a)	718,520	683,588
Series 2021-A, Class APT2, 1.07%, 01/15/2053 (a)	1,332,774	1,223,634
Series 2021-D, Class A1A, 1.34%, 03/17/2053 (a)	983,610	932,456

Series 2021-E, Class A1A, 1.68%, 02/15/2051 (a)	985,430	934,736
Series 2022-A, Class APT, 2.85%, 11/16/2054 (a)	2,041,670	1,888,936
Series 2022-B, Class A1A, 3.94%, 02/16/2055 (a)	4,430,162	4,246,560
Series 2022-C, Class A1A, 4.48%, 05/16/2050 (a)	1,124,689	1,106,051
Series 2024-F, Class A1A, 5.06%, 03/16/2054 (a)	187,648	186,097
SoFi Consumer Loan Program Trust, Series 2025-2, Class A, 4.82%, 06/25/2034 (a)	299,741	300,232
SoFi Professional Loan Program LLC
Series 2019-C, Class A2FX, 2.37%, 11/16/2048 (a)	378,359	365,950
Series 2020-A, Class A2FX, 2.54%, 05/15/2046 (a)	1,005,525	964,259
Switch Ltd., Series 2026-1A, Class A21, 5.61%, 03/27/2056 (a)	3,000,000	3,009,791
UPG HI Issuer Trust, Series 2026-1, Class A, 5.03%, 02/25/2048 (a)	1,181,138	1,177,246
Upstart Securitization Trust, Series 2025-3, Class A2, 4.60%, 09/20/2035 (a)	1,111,706	1,111,215
Veros Automobile Receivables Trust, Series 2026-1, Class A, 4.53%, 08/15/2028 (a)	1,028,410	1,027,190
TOTAL ASSET-BACKED SECURITIES (Cost $129,266,335)		127,778,977

U.S. TREASURY SECURITIES - 9.9%	Par	Value
United States Treasury Note/Bond
3.50%, 03/15/2029	18,675,000	18,362,777
3.88%, 05/15/2029	7,325,000	7,269,204
3.88%, 07/31/2030	13,100,000	12,946,485
3.63%, 08/31/2030	21,050,000	20,595,287
3.88%, 03/31/2031	1,700,000	1,676,094
4.13%, 05/31/2031	26,700,000	26,606,133
TOTAL U.S. TREASURY SECURITIES (Cost $88,263,144)		87,455,980

COLLATERALIZED LOAN OBLIGATIONS - 7.9%	Par	Value
Basswood Park CLO Ltd., Series 2021-1A, Class AR, 4.71% (3 mo. Term SOFR + 1.03%), 04/20/2034 (a)	4,500,000	4,502,241
Benefit Street Partners CLO Ltd., Series 2021-25A, Class A1R, 4.67% (3 mo. Term SOFR + 1.00%), 01/15/2035 (a)	3,750,000	3,750,938
CarVal CLO, Series 2018-1A, Class AR, 4.91% (3 mo. Term SOFR + 1.23%), 07/16/2031 (a)	3,128,380	3,131,536
Dryden Senior Loan Fund
Series 2017-53A, Class AR, 4.67% (3 mo. Term SOFR + 1.00%), 01/15/2031 (a)	1,938,725	1,940,718
Series 2018-55A, Class A1, 4.95% (3 mo. Term SOFR + 1.28%), 04/15/2031 (a)	265,488	265,622
Elmwood CLO Ltd., Series 2022-2A, Class A1R, 4.81% (3 mo. Term SOFR + 1.15%), 04/22/2035 (a)	2,000,000	2,000,600
Flatiron CLO Ltd., Series 2024-1A, Class A1R, 4.75% (3 mo. Term SOFR + 1.08%), 07/15/2036 (a)	2,000,000	2,001,024
Magnetite CLO Ltd.
Series 2019-22A, Class ARR, 4.92% (3 mo. Term SOFR + 1.25%), 07/15/2036 (a)	2,350,000	2,355,970
Series 2019-23A, Class AR2, 4.66% (3 mo. Term SOFR + 0.99%), 01/25/2035 (a)	10,500,000	10,502,482
Series 2019-24A, Class BR, 5.42% (3 mo. Term SOFR + 1.75%), 04/15/2035 (a)	250,000	250,140
Series 2021-29A, Class AR, 5.02% (3 mo. Term SOFR + 1.35%), 07/15/2037 (a)	2,000,000	2,004,937
Series 2021-31A, Class A1R, 4.67% (3 mo. Term SOFR + 1.00%), 07/15/2034 (a)	4,705,000	4,706,235
Neuberger Berman CLO Ltd.
Series 2021-41A, Class AR, 4.72% (3 mo. Term SOFR + 1.05%), 04/15/2034 (a)	3,000,000	3,001,698
Series 2021-42A, Class AR, 4.63% (3 mo. Term SOFR + 0.95%), 07/16/2036 (a)	2,000,000	2,000,135
Series 2021-43A, Class BR, 5.13% (3 mo. Term SOFR + 1.45%), 07/17/2036 (a)	5,250,000	5,251,312
Series 2022-50A, Class AR2, 4.71% (3 mo. Term SOFR + 1.04%), 07/23/2036 (a)	2,550,000	2,550,842
Series 2022-50A, Class BR2, 5.02% (3 mo. Term SOFR + 1.35%), 07/23/2036 (a)	1,375,000	1,374,735
Palmer Square Loan Funding Ltd.
Series 2024-1A, Class A2R, 4.82% (3 mo. Term SOFR + 1.15%), 10/15/2032 (a)	3,000,000	3,003,048
Series 2025-2A, Class A1, 4.61% (3 mo. Term SOFR + 0.94%), 07/15/2033 (a)	4,232,870	4,232,871
Series 2025-3A, Class A2, 5.11% (3 mo. Term SOFR + 1.40%), 01/15/2034 (a)	5,598,000	5,594,609
Series 2026-1A, Class A1, 4.69% (3 mo. Term SOFR + 1.00%), 07/15/2034 (a)	1,500,000	1,500,243
Southwick Park CLO, Series 2019-4A, Class A1RR, 4.68% (3 mo. Term SOFR + 1.00%), 07/20/2032 (a)	3,769,589	3,771,154
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $69,657,791)		69,693,090

BANK LOANS - 6.1%	Par	Value
Consumer Discretionary - 0.4%
Allied Universal Holdco LLC, Senior Secured First Lien, 6.89% (1 mo. SOFR US + 3.25%), 08/20/2032	1,977,519	1,980,772
SkyMiles IP Ltd., Senior Secured First Lien, 4.93% (3 mo. SOFR US + 1.25%), 10/20/2028	1,741,250	1,743,975
		3,724,747

Financials - 1.4% (c)
CoreLogic, Inc., Senior Secured First Lien, 7.37% (1 mo. SOFR US + 3.50%), 06/02/2028	3,333,750	3,300,413
Focus Financial Partners LLC, Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 09/15/2031	3,532,205	3,454,302
IMA Financial Group, Inc., Senior Secured First Lien, 6.64% (1 mo. SOFR US + 3.00%), 11/01/2028	2,118,525	2,115,284
Trucordia Insurance Holdings LLC, Senior Secured First Lien, 6.90% (1 mo. Term SOFR + 3.25%), 06/17/2032	3,681,454	3,294,901
		12,164,900

Industrials - 2.7%
APi Group DE, Inc., Senior Secured First Lien, 5.39% (1 mo. SOFR US + 1.75%), 05/16/2033	1,895,250	1,893,838
BCPE Empire Holdings, Inc., Senior Secured First Lien
6.89% (1 mo. SOFR US + 3.25%), 12/26/2030	4,662,997	4,607,647
7.14% (1 mo. SOFR US + 3.50%), 12/29/2032	1,010,800	1,000,272
Chart Industries, Inc., Senior Secured First Lien, 6.18% (3 mo. SOFR US + 2.50%), 03/18/2030	3,267,596	3,271,697
Dycom Industries, Inc., Senior Secured First Lien, 5.40% (3 mo. SOFR US + 1.75%), 01/27/2033	1,450,000	1,453,850
Indicor LLC, Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 11/23/2029	3,891,144	3,893,693
TransDigm, Inc., Senior Secured First Lien, 6.12% (1 mo. SOFR US + 2.50%), 02/28/2031	7,883,666	7,893,994
		24,014,991

Materials - 0.3%
Proampac PG Borrower LLC, Senior Secured First Lien
7.66% (3 mo. SOFR US + 4.00%), 03/07/2033	1,824,641	1,797,271
7.67% (3 mo. SOFR US + 4.00%), 03/07/2033	753,509	742,206
		2,539,477

Technology - 1.3%
Ellucian Holdings, Inc., Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 10/09/2029	5,123,531	4,956,708
RealPage, Inc., Senior Secured First Lien, 7.11% (3 mo. SOFR US + 3.00%), 04/24/2028	3,133,551	2,936,733
UKG, Inc., Senior Secured First Lien, 5.91% (3 mo. SOFR US + 2.25%), 02/10/2031	3,870,896	3,654,474
		11,547,915
TOTAL BANK LOANS (Cost $54,993,784)		53,992,030

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.9%	Par	Value
A&D Mortgage LLC, Series 2025-NQM4, Class A1, 5.23%, 10/25/2070 (a)(h)	4,701,841	4,678,310
Angel Oak Mortgage Trust LLC
Series 2025-7, Class A1, 5.51%, 06/25/2070 (a)(h)	4,334,469	4,338,716
Series 2026-2, Class A1, 4.69%, 02/25/2071 (a)(g)	5,671,705	5,589,941
Series 2026-3, Class A1, 5.51%, 06/25/2071 (a)(g)	3,450,000	3,453,717
BRAVO Residential Funding Trust
Series 2025-NQM5, Class A1, 5.50%, 02/25/2065 (a)(g)	1,039,762	1,042,212
Series 2025-NQM6, Class A1, 5.33%, 06/25/2065 (a)(h)	2,869,987	2,867,920
Series 2025-NQM7, Class A1A, 5.46%, 07/25/2065 (a)(h)	1,175,696	1,177,539
Series 2025-NQM8, Class A1, 5.08%, 06/25/2065 (a)(h)	1,517,637	1,510,123
Series 2025-NQM9, Class A1, 5.04%, 09/25/2065 (a)(h)	6,520,510	6,480,710
GCAT, Series 2025-NQM1, Class A1, 5.37%, 11/25/2069 (a)(h)	2,031,950	2,028,210
JP Morgan Mortgage Trust
Series 2025-5MPR, Class A1B, 5.59%, 11/25/2055 (a)(h)	49,463	49,354
Series 2025-NQM2, Class A1, 5.57%, 09/25/2065 (a)(g)	1,548,977	1,550,446
Series 2025-NQM5, Class A1A, 4.88%, 05/25/2066 (a)(h)	4,758,372	4,712,661
Onslow Bay Mortgage Loan Trust
Series 2025-NQM1, Class A1, 5.55%, 12/25/2064 (a)(g)	958,555	960,502
Series 2025-NQM10, Class A1, 5.45%, 05/25/2065 (a)(h)	2,322,685	2,326,945
Series 2025-NQM11, Class A1, 5.42%, 05/25/2065 (a)(h)	978,164	978,545
Series 2025-NQM14, Class A1, 5.16%, 07/25/2065 (a)(h)	1,033,327	1,029,820
Series 2025-NQM15, Class A1, 5.14%, 07/27/2065 (a)(g)	1,394,018	1,390,512
Series 2025-NQM16, Class A1, 4.91%, 08/25/2065 (a)(g)	2,588,913	2,569,943
Series 2025-NQM18, Class A1, 5.06%, 09/25/2065 (a)(g)	1,433,659	1,426,141
Series 2026-NQM9, Class A1A, 5.47%, 04/25/2066 (a)(h)	1,900,000	1,902,398

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $52,313,425)			52,064,665

MORTGAGE-BACKED SECURITIES - 0.4%	Par		Value
PNW Trust, Series 2026-ARTE, Class A, 5.34% (1 mo. Term SOFR + 1.71%), 04/15/2041 (a)	3,450,000		3,445,351
TOTAL MORTGAGE-BACKED SECURITIES (Cost $3,441,375)			3,445,351

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.9%	Shares		Value
Money Market Funds - 0.9%
GS Financial Square Government Fund - Institutional Class, 3.53% (i)	8,227,810		8,227,810
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $8,227,810)			8,227,810

TOTAL INVESTMENTS - 99.5% (Cost $883,379,348)			879,770,143
Money Market Deposit Account - 2.1% (j)			18,220,472
Liabilities in Excess of Other Assets - (1.6)%		(0.01569)	(13,875,678)
TOTAL NET ASSETS - 100.0%			$ 884,114,937

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $408,522,764 or 46.2% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $7,823,928.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(e)	Interest only security.
(f)	Zero coupon bonds make no periodic interest payments.
(g)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.

(h)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(i)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(j)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Utilizing the valuation procedures, the Valuation Oversight Committee ("VOC") determines the level in which each investment is characterized. The VOC includes finance, operations, legal, risk and compliance members of the Trust’s Adviser, and the Trust’s Chief Legal Officer and Chief Compliance Officer. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The VOC reviews the valuation procedure periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third-party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange traded prices, transaction prices, and/or observable vendor prices.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Funds’ assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$-	$ 477,112,240	$-	$ 477,112,240
Asset-Backed Securities	–	127,778,977	–	127,778,977
U.S. Treasury Securities	–	87,455,980	–	87,455,980
Collateralized Loan Obligations	–	69,693,090	–	69,693,090
Bank Loans	–	53,992,030	–	53,992,030
Collateralized Mortgage Obligations	–	52,064,665	–	52,064,665
Mortgage-Backed Securities	–	3,445,351	–	3,445,351
Investments Purchased with Proceeds from Securities Lending	8,227,810	–	–	8,227,810
Total Investments	$ 8,227,810	$ 871,542,333	$-	$ 879,770,143

Refer to the Schedule of Investments for further disaggregation of investment categories.